CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 17 - CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the three months ended March 31, 2018 and 2017.

Customer	Three Months Ended March 31, 2018	Three Months Ended March 31, 2017
A	27%	0
B	18%	0
C	14%	0
B (Shanghai Daopei, a related party)	*	100%

*Less than 10%

The largest customer accounted for 37.4% of the Company’s total outstanding accounts receivable and tenants receivable at March 31, 2018.

Two customers accounted for 48.9% of the Company’s total outstanding accounts receivable and tenants receivable at December 31, 2017.

Suppliers

No supplier accounted for 10% or more of the Company’s purchase during the three months ended March 31, 2018 and 2017.

The Company did not have any outstanding accounts payable at March 31, 2018.

One supplier accounted for 100% of the Company’s total outstanding accounts payable at December 31, 2017.

Concentrations of Credit Risk

At March 31, 2018 and December 31, 2017, cash balances in the PRC are $1,251,993 and $1,327,009, respectively, are uninsured. The Company has not experiencd any losses in PRC bank accounts and believes it is not exposed to any risks on its cash in PRC bank accounts.

The Company maintains its cash in United States bank and financial institution deposits that at times may exceed federally insured limits. At March 31, 2018 and December 31, 2017, the Company’s cash balances in United States bank accounts had approximately $182,000 and $1,162,000 in excess of the federally-insured limits, respectively. The Company has not experienced any losses in its United States bank accounts through and as of the date of this report.

NOTE 21 - CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2017 and 2016.

Customer	Year Ended December 31, 2017	Year Ended December 31, 2016
A (Beijing Nanshan, a related party)	14%	26%
B (Shanghai Daopei, a related party)	*	51%
C (Hebei Yanda, a related party)	*	23%
D	20%	0
E	13%	0
F	11%	0

*Less than 10%

Two customers accounted for 48.9% of the Company’s total outstanding accounts receivable and tenants receivable at December 31, 2017.

One customer, who was a related party, accounted for 100% of the Company’s total outstanding accounts receivable at December 31, 2016.

Suppliers

No supplier accounted for 10% or more of the Company’s purchase during the years ended December 31, 2017 and 2016.

One supplier accounted for 100% of the Company’s total outstanding accounts payable at December 31, 2017.

No supplier accounted for 10% or more of the Company’s total outstanding accounts payable at December 31, 2016.

Concentrations of Credit Risk

At December 31, 2017 and 2016, cash balances in the PRC are $1,327,009 and $2,525,630, respectively, are uninsured. The Company has not experienced any losses in PRC bank accounts and believes it is not exposed to any risks on its cash in PRC bank accounts.

The Company maintains its cash in United States bank and financial institution deposits that at times may exceed federally insured limits. At December 31, 2017 and 2016, the Company’s cash balances in United States bank accounts had approximately $1,162,000 and $80,000 in excess of the federally-insured limits, respectively. The Company has not experienced any losses in its United States bank accounts through and as of the date of this report.